Consolidated Balance Sheets (Parenthetical) $ in Thousands, ¥ in Millions	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Accounts receivable, allowances | $		$ 5,191	$ 2,184
Prepaid expenses and other current assets, allowances | $		1,086	0
Current maturity of long-term loans	¥ 5.0	$ 768	$ 648
Ordinary shares, par value | $ / shares		$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	50,000,000,000,000	50,000,000,000,000	50,000,000,000,000
Ordinary shares, shares issued	794,003,193	794,003,193	794,003,193
Ordinary shares, shares outstanding	794,003,193	794,003,193	794,003,193